SHARE BASED COMPENSATION - Ordinary shares issued to management (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	¥ 290,630	¥ 353,151	¥ 508,162
Unrecognized compensation cost	¥ 8,741	150,349	410,202
Weighted average period	3 years 2 months 26 days
General and administrative expenses
Summary of share based compensation recognized related to share options granted and ordinary shares
Share based compensation	¥ 290,630	¥ 353,151	¥ 508,162